Exploration and evaluation (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Impairment	$ 49,986	$ 7,344
Impairment charge, net of income taxes	37,600	5,400
Net book value	42,949	95,002	$ 102,182
O3 Mining Inc [Member]
Statements Line Items
Net book value	31,700	$ 34,000
Investments on the properties by Farmee	2,000
Total earnout amount	6,600
Coulon Project [Member]
Statements Line Items
Estimated recoverable amount	$ 10,000
Exploration Properties [Member]
Statements Line Items
Net smelter return on other metals and minerals	2.00%
Exploration Properties [Member] | O3 Mining Inc [Member]
Statements Line Items
Earn-in agreement description	O3 Mining may earn a 100% interest in most of Osisko's exploration properties located in the James Bay area and Labrador Trough (excluding the Coulon copper-zinc project) upon completing expenditures of $26.0 million over an initial 7-year period; O3 Mining may earn a first 50% interest upon completing expenditures totaling $15.6 million over an initial 4-year period.
Osisko Mining [Member] | Kan property [Member]
Statements Line Items
Earn-in agreement description	Osisko Mining reached the minimal investment threshold on the Kan property. Therefore, a 100% interest in the Kan property was transferred to Osisko Mining (now held by O3 Mining Inc.)
Net smelter return on other metals and minerals	2.00%
Bottom of range [member] | Exploration Properties [Member]
Statements Line Items
Net smelter return on other metals and minerals	1.50%
Bottom of range [member] | Osisko Mining [Member] | Kan property [Member]
Statements Line Items
Net smelter return on other metals and minerals	1.50%
Top of range [member] | Exploration Properties [Member]
Statements Line Items
Net smelter return on other metals and minerals	3.50%
Top of range [member] | Osisko Mining [Member] | Kan property [Member]
Statements Line Items
Net smelter return on other metals and minerals	3.50%